Warrants Liabilities (Details) - $ / shares		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2025
Warrants Liabilities [Line Items]
Warrant purchase (in Shares)	13,426,246
Warrants purchase price	$ 0.0764
Strike price	$ 11.5
Public warrants expire		5 years
Public Warrants [Member]
Warrants Liabilities [Line Items]
Number of ordinary shares (in Shares)		1
Price per share		$ 11.5